COMMITMENTS AND CONTINGENCIES - NUCLEAR FUEL DISPOSAL (Details) (San Diego Gas and Electric Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
San Diego Gas and Electric Company [Member]
Nuclear Fuel Disposal [Line Items]
Reduction Of Nuclear Power Expenses	$ 10
Reduction of Nuclear Decommissioning Balancing Account	15
Reduction Of Nuclear Plant	3
Nuclear Fuel Disposal Cost Recovery	142
Share Of Damage Award Paid	28
Nuclear Fuel Disposal Cost Recovery, Increase	$ 84